Write-Down and Sale of Vessels	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Write-Down and Sale of Vessels
Write-down and Sale of Vessel

a)In June 2017, the charterer for the European Spirit Suezmax tanker gave formal notice to the Partnership that it would not exercise its one-year extension option under the charter contract and the charterer redelivered the vessel to the Partnership in August 2017. Upon receiving this notification, the Partnership commenced marketing the vessel for sale and expects to sell the vessel in 2018. As a result, the Partnership wrote-down the vessel to its estimated resale value, based on second-hand market comparable values at that time, and recorded a $12.6 million write-down of the vessel for the three and six months ended June 30, 2017. During the six months ended June 30, 2018, the Partnership recorded a further write-down of $3.0 million to the vessel to its estimated resale value. The vessel is classified as held for sale in the Partnership's consolidated balance sheets as at June 30, 2018 and December 31, 2017.

b)In August 2017, the charterer for the African Spirit Suezmax tanker gave formal notice to the Partnership that it will not exercise its one-year extension option under the charter contract and the charterer redelivered the vessel to the Partnership in November 2017. As a result, the Partnership wrote-down the vessel to its estimated resale value, based on second-hand market comparable values at that time, and recorded a $12.5 million write-down of the vessel for the year-ended December 31, 2017. During the six months ended June 30, 2018, the Partnership recorded a further write-down of $2.7 million to the vessel to its estimated resale value. The vessel is classified as held for sale in the Partnership's consolidated balance sheets as at June 30, 2018 and December 31, 2017.

c)Under the Partnership's charter contracts for the Teide Spirit and Toledo Spirit Suezmax tankers, the charterer, who is also the owner of the vessels, has the option to cancel the charter contracts 13 years following commencement of the respective charter contracts. In August 2017, the charterer of the Teide Spirit gave formal notification to the Partnership of its intention to terminate its charter contract subject to certain conditions being met and third-party approvals being received. In October 2017, the charterer notified the Partnership that it was marketing the Teide Spirit for sale and, upon sale of the vessel, it will concurrently terminate its existing charter contract with the Partnership. The charterer’s cancellation option for the Toledo Spirit is first exercisable in August 2018. On May 20, 2018, the charterer of the Toledo Spirit gave formal notification to the Partnership of its intention to terminate its charter contract as early as August 2018 subject to certain conditions being met and the receipt of certain third-party approvals.

In February 2018, the charterer, who is also the owner, of the Partnership's vessel related to capital lease, the Teide Spirit, sold the vessel to a third party. As a result of this sale, the Partnership returned the vessel to the owner, and the full amount of the associated obligation related to capital lease was concurrently extinguished and no gain or loss was recognized during the six months ended June 30, 2018. In addition, the Partnership recorded associated restructuring charges of $1.4 million for the six months ended June 30, 2018 in the Partnership's consolidated statements of income (loss). The remaining balance of unpaid restructuring charges of $0.7 million as at June 30, 2018, is included in accrued liabilities in the Partnership's consolidated balance sheets.

d)    In March 2018, the carrying value of the Alexander Spirit conventional tanker was written down to its estimated fair value, using an appraised value, as a result of changes in the Partnership's expectations of the vessel's future opportunities once its current charter contract ends in 2019. The impairment charge of $13.0 million is included in write-down of vessels for the six months ended June 30, 2018 in the Partnership's consolidated statements of income (loss).

e)    In June 2018, the carrying values for four of the Partnership's seven wholly-owned Multi-gas carriers (the Napa Spirit, Pan Spirit, Camilla Spirit and Cathinka Spirit), were written down to their estimated fair values, using appraised values, as a result of the Partnership's evaluation of alternative strategies for these assets, the current charter rate environment and the outlook for charter rates for these vessels. The total impairment charge of $33.0 million is included in write-down of vessels for the three and six months ended June 30, 2018 in the Partnership's consolidated statements of income (loss).